9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Paul W. Kuhn (c) Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	[1]	$ 150,000	$ 150,000	$ 153.424
Aggregate value of transaction - Post-employment benefits	[1]	0	0	0
Aggregate value of transaction - Other long-term benefits	[1]	0	0	0
Aggregate value of transaction - Termination benefits	[1]	0	0	0
Aggregate value of transaction - Other expenses	[1]	0	0	0
Aggregate value of transaction - Share-based payments	[1]	0	0	12,460
Aggregate value of transaction - Total	[1]	$ 150,000	$ 150,000	165,884
Winnie Wong, Chief Financial Officer
Aggregate value of transaction - Short-term employee benefits				0
Aggregate value of transaction - Post-employment benefits				0
Aggregate value of transaction - Other long-term benefits				0
Aggregate value of transaction - Termination benefits				0
Aggregate value of transaction - Other expenses				0
Aggregate value of transaction - Share-based payments				12,460
Aggregate value of transaction - Total				12,460
Mark T. Brown Director
Aggregate value of transaction - Short-term employee benefits				0
Aggregate value of transaction - Post-employment benefits				0
Aggregate value of transaction - Other long-term benefits				0
Aggregate value of transaction - Termination benefits				0
Aggregate value of transaction - Other expenses				0
Aggregate value of transaction - Share-based payments				12,460
Aggregate value of transaction - Total				12,460
Paul L. Nelles (b) Director
Aggregate value of transaction - Short-term employee benefits	[2]			0
Aggregate value of transaction - Post-employment benefits	[2]			0
Aggregate value of transaction - Other long-term benefits	[2]			0
Aggregate value of transaction - Termination benefits	[2]			0
Aggregate value of transaction - Other expenses	[2]			0
Aggregate value of transaction - Share-based payments	[2]			12,460
Aggregate value of transaction - Total	[2]			12,460
Paul Dircksen Director
Aggregate value of transaction - Short-term employee benefits				0
Aggregate value of transaction - Post-employment benefits				0
Aggregate value of transaction - Other long-term benefits				0
Aggregate value of transaction - Termination benefits				0
Aggregate value of transaction - Other expenses				0
Aggregate value of transaction - Share-based payments				12,460
Aggregate value of transaction - Total				12,460
Frank Hogel Director
Aggregate value of transaction - Short-term employee benefits				0
Aggregate value of transaction - Post-employment benefits				0
Aggregate value of transaction - Other long-term benefits				0
Aggregate value of transaction - Termination benefits				0
Aggregate value of transaction - Other expenses				0
Aggregate value of transaction - Share-based payments				12,460
Aggregate value of transaction - Total				$ 12,460

[1]	(c)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract: •The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months; •If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and •The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.

During fiscal 2022, Paul Kuhn received an additional €2,500 ($3,424) for his consulting work in Kosovo as a result of past services.

[2]	Paul L. Nelles is a director of Innomatik.